Exhibit 99.1

SLM Student Loan Trust 2011-3

Monthly Servicing Report

Distribution Date 03/25/2019

Collection Period 02/01/2019 - 02/28/2019

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/18/2011	01/31/2019	02/28/2019
	Principal Balance	$767,002,624.19	$342,558,090.41	$338,877,437.94
	Interest to be Capitalized Balance	7,606,904.17	1,197,122.65	1,256,740.53
	Pool Balance	$774,609,528.36	$343,755,213.06	$340,134,178.47
	Capitalized Interest Account Balance	$76,000,000.00	-	-
	Specified Reserve Account Balance	1,995,285.00	1,197,172.00	1,197,172.00
	Adjusted Pool (1)	$852,604,813.36	$344,952,385.06	$341,331,350.47
	Weighted Average Coupon (WAC)	5.49%	5.60%	5.60%
	Number of Loans	61,014	27,231	26,851
	Aggregate Outstanding Principal Balance - Tbill		$935,015.58	$922,691.29
	Aggregate Outstanding Principal Balance - LIBOR		$342,820,197.48	$339,211,487.18
	Pool Factor		0.430709372	0.426172383
	Since Issued Constant Prepayment Rate		5.02%	4.99%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/25/2019	03/25/2019
	A	78445UAA0	$301,980,003.88	$298,558,126.19
	B	78445UAD4	$24,000,000.00	$24,000,000.00

C	Account Balances	02/25/2019	03/25/2019
	Reserve Account Balance	$1,197,172.00	$1,197,172.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$801,201.41	$235,403.57
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	02/25/2019	03/25/2019
	Adjusted Pool Balance + Supplemental Loan Purchase	$344,952,385.06	$341,331,350.47
	Total Notes	$325,980,003.88	$322,558,126.19
	Difference	$18,972,381.18	$18,773,224.28
	Parity Ratio	1.05820	1.05820

Page 2 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

II.	Trust Activity 02/01/2019 through 02/28/2019

A	Student Loan Principal Receipts
	Borrower Principal	2,212,350.40
	Guarantor Principal	536,110.73
	Consolidation Activity Principal	1,294,459.52
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	8.29
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$4,042,928.94
B	Student Loan Interest Receipts
	Borrower Interest	840,373.25
	Guarantor Interest	32,754.51
	Consolidation Activity Interest	35,333.86
	Special Allowance Payments	374,121.05
	Interest Subsidy Payments	243,000.35
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	727.63
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	11,746.08
	Total Interest Receipts	$1,538,056.73
C	Reserves in Excess of Requirement	-
D	Investment Income	$14,942.16
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$801,201.410
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(301,856.93)
	Floor Income Rebate Fees to Dept. of Education	$(835,843.45)
	Funds Allocated to the Floor Income Rebate Account	$(235,403.57)
M	AVAILABLE FUNDS	$5,024,025.29
N	Non-Cash Principal Activity During Collection Period	$(362,276.47)
O	Non-Reimbursable Losses During Collection Period	$11,290.83
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

III.	2011-3 Portfolio Characteristics

		02/28/2019				01/31/2019
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.94%	1,078	$17,563,548.88	5.183%	5.88%	1,105	$18,166,925.33	5.303%

REPAYMENT:	CURRENT	5.46%	23,203	$266,494,702.16	78.640%	5.48%	23,495	$270,792,328.59	79.050%
	31-60 DAYS DELINQUENT	6.29%	414	$7,939,393.51	2.343%	6.27%	374	$7,185,954.49	2.098%
	61-90 DAYS DELINQUENT	6.16%	196	$4,715,309.84	1.391%	5.90%	200	$3,728,686.55	1.088%
	91-120 DAYS DELINQUENT	6.14%	122	$2,006,788.14	0.592%	5.89%	125	$2,055,792.38	0.600%
	> 120 DAYS DELINQUENT	6.20%	311	$6,196,435.36	1.829%	6.30%	300	$6,116,599.52	1.786%

	FORBEARANCE	6.10%	1,452	$32,810,866.98	9.682%	6.05%	1,544	$33,161,967.71	9.681%
	CLAIMS IN PROCESS	6.40%	75	$1,150,393.07	0.339%	5.99%	88	$1,349,835.84	0.394%

TOTAL			26,851	$338,877,437.94	100.00%		27,231	$342,558,090.41	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

IV.	2011-3 Portfolio Characteristics (cont’d)

	02/28/2019	01/31/2019
Pool Balance	$340,134,178.47	$343,755,213.06
Outstanding Borrower Accrued Interest	$5,992,953.14	$5,928,542.50
Borrower Accrued Interest to be Capitalized	$1,256,740.53	$1,197,122.65
Borrower Accrued Interest >30 Days Delinquent	$698,863.87	$660,091.15
Total # Loans	26,851	27,231
Total # Borrowers	15,179	15,400
Weighted Average Coupon	5.60%	5.60%
Weighted Average Remaining Term	177.32	177.23
Non-Reimbursable Losses	$11,290.83	$27,477.96
Cumulative Non-Reimbursable Losses	$2,264,671.13	$2,253,380.30
Since Issued Constant Prepayment Rate (CPR)	4.99%	5.02%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	10,384.75	10,384.75
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$373,855.78	$450,006.96
Borrower Interest Accrued	$1,341,974.18	$1,500,531.66
Interest Subsidy Payments Accrued	$71,757.22	$81,945.74
Special Allowance Payments Accrued	$128,454.01	$145,668.86

Page 5 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

V.	2011-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.60%	26,851	338,877,437.94	100.000%
	Total	5.60%	26,851	$338,877,437.94	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.60%	26,851	338,877,437.94	100.000%
	Total	5.60%	26,851	$338,877,437.94	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

VI.	2011-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$5,024,025.29
A	Primary Servicing Fee	$77,610.96	$4,946,414.33
B	Administration Fee	$6,667.00	$4,939,747.33
C	Class A Noteholders’ Interest Distribution Amount	$843,167.09	$4,096,580.24
D	Class B Noteholders’ Interest Distribution Amount	$63,277.76	$4,033,302.48
E	Reserve Account Reinstatement	-	$4,033,302.48
F	Class A Noteholders’ Principal Distribution Amount	$3,421,877.69	$611,424.79
G	Class B Noteholders’ Principal Distribution Amount	-	$611,424.79
H	Unpaid Expenses of The Trustees	-	$611,424.79
I	Carryover Servicing Fee	-	$611,424.79
J	Remaining Amounts to the Noteholders after the first auction date	-	$611,424.79
K	Excess Distribution Certificateholder	$611,424.79	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$338,877,437.94
B	Interest to be Capitalized	$1,256,740.53
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,197,172.00
E	Less: Specified Reserve Account Balance	$(1,197,172.00)
F	Total	$340,134,178.47
G	Class A Notes Outstanding (after application of available funds)	$298,558,126.19
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

VII.	2011-3 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$301,980,003.88	$24,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/25/2019	2/25/2019
Accrual Period End	3/25/2019	3/25/2019
Daycount Fraction	0.07777778	0.07777778
Interest Rate*	3.58988%	3.38988%
Accrued Interest Factor	0.002792129	0.002636573
Current Interest Due	$843,167.09	$63,277.76
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$843,167.09	$63,277.76
Interest Paid	$843,167.09	$63,277.76
Interest Shortfall	-	-
Principal Paid	$3,421,877.69	-
Ending Principal Balance	$298,558,126.19	$24,000,000.00
Paydown Factor	0.004214135	0.000000000
Ending Balance Factor	0.367682421	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

VIII.	2011-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$325,980,003.88
	Adjusted Pool Balance	$341,331,350.47
	Overcollateralization Amount	$18,773,224.28
	Principal Distribution Amount	$3,421,877.69
	Principal Distribution Amount Paid	$3,421,877.69

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,197,172.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,197,172.00
	Required Reserve Acct Balance	$1,197,172.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,197,172.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$801,201.41
	Deposits for the Period	$235,403.57
	Release to Collection Account	(801,201.41)
	Ending Balance	$235,403.57

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019

IX.	2011-3 Other Characteristics

Principal Balance of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$7,762,319.99	$14,380,846.67	$128,065,710.20	$150,208,876.86
Unsubsidized Consolidation Loans	$10,636,235.75	$19,073,282.57	$160,215,783.29	$189,925,301.61
Total	$18,398,555.74	$33,454,129.24	$288,281,493.49	$340,134,178.47

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	213	206	154	162
Unsubsidized Consolidation Loans	252	231	180	189
Total	236	220	169	177

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.842%	5.969%	5.449%	5.520%
Unsubsidized Consolidation Loans	6.018%	6.207%	5.571%	5.660%
Total	5.944%	6.105%	5.517%	5.598%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.379%	2.344%	2.452%	2.438%
Unsubsidized Consolidation Loans	2.311%	2.304%	2.419%	2.401%
Total	2.340%	2.321%	2.434%	2.418%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.227%	3.100%	3.109%
Total	3.100%	3.215%	3.100%	3.107%

Page 10 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 02/01/2019 - 02/28/2019, Distribution Date 03/25/2019